UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant's schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.8%††

	Shares	Value
CONSUMER DISCRETIONARY — 11.1%
Del Frisco's Restaurant Group *	46,332	$810,810
Denny's *	46,504	697,095
Lithia Motors, Cl A	13,112	1,638,476
Nexstar Media Group, Cl A	25,751	1,933,900
Oxford Industries	15,774	1,242,991
Six Flags Entertainment	11,578	782,210
		7,105,482
CONSUMER STAPLES — 6.9%
Calavo Growers	17,132	1,490,484
Hostess Brands, Cl A *	72,001	993,614
HRG Group *	33,946	619,514
MGP Ingredients	14,176	1,269,319
		4,372,931
ENERGY — 4.4%
Callon Petroleum *	114,152	1,295,625
Laredo Petroleum *	68,854	669,950
Resolute Energy *	24,226	821,746
		2,787,321
FINANCIALS — 25.9%
BGC Partners, Cl A	78,727	1,126,583
Columbia Banking System	52,764	2,273,073
EZCORP, Cl A *	76,357	901,013
FB Financial *	22,326	943,943
First Merchants	43,826	1,891,530
FirstCash	6,535	477,708
Heritage Financial	10,920	336,336
Lakeland Bancorp	71,982	1,446,838
MB Financial	47,735	2,042,104
Pacific Premier *	37,733	1,537,620
PacWest Bancorp	20,579	1,078,957
South State	18,357	1,626,430
United Bankshares	21,921	806,693
		16,488,828
HEALTH CARE — 3.5%
Ligand Pharmaceuticals *	11,998	1,891,125

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2018 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Medpace Holdings *	8,680	$318,816
		2,209,941
INDUSTRIALS — 16.8%
BWX Technologies, Cl W	20,517	1,301,599
CBIZ *	99,512	1,641,948
Genesee & Wyoming, Cl A *	26,470	2,113,629
InnerWorkings *	82,226	823,082
Kaman	25,417	1,593,646
KAR Auction Services	31,397	1,712,393
Teledyne Technologies *	8,010	1,529,269
		10,715,566
INFORMATION TECHNOLOGY — 14.7%
ACI Worldwide *	82,478	1,933,284
CommerceHub, Cl C *	39,611	764,096
Convergys	5,153	119,910
CTS	39,212	1,078,330
IAC *	4,645	673,386
InterDigital	12,258	956,737
j2 Global	11,889	951,001
Match Group *	15,112	528,013
PDF Solutions *	56,538	773,440
Silicon Motion Technology ADR	31,745	1,577,092
		9,355,289
MATERIALS — 4.2%
Silgan Holdings	58,287	1,742,198
Valvoline	38,863	957,973
		2,700,171
REAL ESTATE — 7.3%
Community Healthcare Trust ‡	31,278	833,246
Howard Hughes *	12,034	1,515,803
Medical Properties Trust ‡	127,093	1,662,376

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2018 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Newmark Group, Cl A *	39,990	$664,234
		4,675,659

TOTAL COMMON STOCK
(Cost $54,241,333)		60,411,188

SHORT-TERM INVESTMENT(A) — 4.9%

SEI Daily Income Trust Government Fund, Cl F, 1.110%
(Cost $3,108,580)	3,108,580	3,108,580

TOTAL INVESTMENTS— 99.7%
(Cost $57,349,913)		$63,519,768

Percentages are based on Net Assets of $63,679,135.
(A)	The reporting rate is the 7-day effective yield as of January 31, 2018.
*	Non-income producing security.
‡	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CAR-QH-001-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018